Registration No. 333-272291

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 7 ☒

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Insurance Company)

10 Hudson Yards, New York, New York 10001

(Address of Insurance Company’s Principal Executive Offices)

212-598-8714

(Insurance Company’s Telephone Number, including Area Code)

Patrick D. Ivkovich, Senior Counsel The Guardian Insurance & Annuity Company, Inc. 10 Hudson Yards New York, New York 10001 212-598-8714	Copy to: Dodie C. Kent, Esq. Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 26, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE:

Post-Effective Amendment No. 6 (“Amendment No. 6”) to the Registration Statement of The Guardian Insurance & Annuity Company, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”) on July 2, 2025 for the purpose adding new investment protection strategies as investment options to the Registration Statement to Guardian MarketPerform®, an individual single premium deferred registered index-linked annuity contract issued by The Guardian Insurance & Annuity Company, Inc. This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate September 26, 2025 as the new effective date for Amendment No. 6. Amendment No. 6 was initially scheduled to become effective on August 31, 2025. This Post-Effective Amendment No. 7, however, is not intended to amend or supersede any information contained in Amendment No. 6.

This Post-Effective Amendment No.  7 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Amendment No.  6. Powers of Attorney For Keith Namiot and Andrew Gordon filed herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Insurance & Annuity Company, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in New York, New York on this 27th day of August, 2025.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (REGISTRANT)

By:	/s/ *
Keith Namiot
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ * Keith Namiot	President and Director (Principal Executive Officer)

/s/ * Carl Desrochers	Head of IM Finance and Actuarial (Principal Financial & Accounting Officer)

/s/ * Andrew Gordon	Director

/s/ * Kevin Molloy	Director

/s/ * Jeffrey Turcotte	Chief Actuary & Director

*By: /s/ Patrick D. Ivkovich Patrick D. Ivkovich	Date: August 27, 2025
Attorney-In-Fact
Pursuant to Power of Attorney.

Exhibit Index

Item	Exhibit

(p)(3)	Powers of Attorney For Keith Namiot and Andrew Gordon